Group information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 11,548	₨ 7,934	$ 141
RPPL
Disclosure of subsidiaries [line items]
Percentage of non controlling interest	3.11%	3.11%
Non-controlling interests	₨ 3,752	₨ 3,870